Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.48%
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24%	9-22-2025	$2,000,000	$ 2,074,985
Chesapeake Funding II LLC Series 2018-1A Class D 144A	3.92	4-15-2030	1,980,000	2,021,369
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,380,000	1,381,339
Santander Retail Auto Lease Trust Series 2019-A Class D 144A	3.66	5-20-2024	2,000,000	2,057,473
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	2,000,000	2,048,421
Total Asset-backed securities (Cost $9,386,787)				9,583,587

	Shares
Common stocks: 26.03%
Communication services: 1.39%
Diversified telecommunication services: 0.33%
Bharti Infratel Limited	33,359	104,961
China Telecom Corporation Limited H Shares	202,000	56,021
Hellenic Telecommunications Organization SA	3,854	62,055
PT Telekomunikasi Indonesia Persero Tbk	412,500	97,253
Verizon Communications Incorporated #	31,018	1,822,308
		2,142,598
Entertainment: 0.23%
Netease Incorporated	8,625	164,213
Nintendo Company Limited	2,014	1,292,870
		1,457,083
Interactive media & services: 0.26%
Alphabet Incorporated Class A †#	911	1,596,655
Baidu Incorporated ADR †	512	110,715
		1,707,370
Media: 0.12%
Eutelsat Communications SA	69,832	789,973
Wireless telecommunication services: 0.45%
Advanced Info Service PCL	10,200	59,920
America Movil SAB de CV ADR	4,417	64,223
China Mobile Limited	16,500	94,073
KDDI Corporation	50,616	1,500,777
Mobile TeleSystems PJSC ADR	9,275	83,011
MTN Group Limited	14,957	61,263
SK Telecom Company Limited	540	118,673
Vodacom Group Limited	108,269	916,474
		2,898,414
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Consumer discretionary: 2.33%
Auto components: 0.17%
Lear Corporation	6,269	$ 996,959
Minth Group Limited	16,000	84,412
		1,081,371
Automobiles: 0.67%
Bayerische Motoren Werke AG	13,140	1,159,691
Ford Motor Company	96,714	850,116
Geely Automobile Holdings Limited	33,000	112,803
Hero Motorcorp Limited	1,451	61,759
Honda Motor Company Limited	45,000	1,269,732
Kia Motors Corporation	2,323	133,844
Tesla Motors Incorporated †	1,075	758,595
		4,346,540
Hotels, restaurants & leisure: 0.17%
Evolution Gaming Group 144A	10,446	1,050,183
Sands China Limited	12,000	52,706
		1,102,889
Household durables: 0.22%
Gree Electric Appliances Incorporated	16,400	155,328
Midea Group Company Limited Class A	23,099	347,697
Pulte Group Incorporated #	20,054	864,728
Suofeiya Home Collection Company Limited Class A	17,099	67,718
		1,435,471
Internet & direct marketing retail: 0.57%
Alibaba Group Holding Limited ADR †	39,216	1,176,614
Amazon.com Incorporated †#	400	1,302,772
eBay Incorporated #	21,253	1,067,963
Naspers Limited	612	125,746
		3,673,095
Leisure products: 0.01%
Giant Manufacturing Company Limited	6,000	58,723
Multiline retail: 0.21%
Target Corporation #	7,697	1,358,751
Specialty retail: 0.31%
China Yongda Automobile Service Holding Company	63,000	104,181
Chow Tai Fook Jewellery Company Limited	77,600	97,595
Jarir Marketing Company	1,286	59,439
Petrobras Distribuidora SA	16,500	70,414
The Home Depot Incorporated #	5,957	1,582,298
Topsports International Holdings Limited 144A	85,000	127,186
		2,041,113
See accompanying notes to portfolio of investments

2  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Consumer staples: 1.03%
Beverages: 0.02%
Ambev SA	21,300	$ 64,393
Thai Beverage plc	114,600	63,734
		128,127
Food & staples retailing: 0.23%
Magnit PJSC	1,431	109,851
Walmart de Mexico SAB de CV	21,800	61,239
Walmart Incorporated #	9,348	1,347,514
		1,518,604
Food products: 0.42%
Ebro Foods SA	25,412	587,984
Inner Mongolia Yili Industrial Group Company Limited Class A	10,300	69,881
Lamb Weston Holdings Incorporated	2,000	157,480
Nestle SA	7,241	855,968
Tingyi Holding Corporation	76,000	129,796
WH Group Limited	1,062,398	890,762
		2,691,871
Household products: 0.22%
The Procter & Gamble Company #	10,326	1,436,760
Personal products: 0.14%
Hengan International Group Company Limited	7,600	53,820
L'OREAL	2,268	861,134
		914,954
Energy: 0.60%
Oil, gas & consumable fuels: 0.60%
Bharat Petroleum Corporation Limited	11,965	62,406
ConocoPhillips #	17,294	691,587
Euronav NV	95,128	767,007
Hindustan Petroleum Corporation Limited	25,395	75,732
Lukoil PJSC ADR	807	55,037
Petronet LNG Limited	18,404	62,365
Royal Dutch Shell plc	55,948	992,933
TC Energy Corporation	29,115	1,183,676
		3,890,743
Financials: 2.54%
Banks: 0.69%
Bangkok Bank PCL	23,400	93,001
China Construction Bank H Shares	320,000	243,123
China Merchants Bank Company Limited H Shares	21,500	135,893
Citizens Financial Group Incorporated	20,080	718,061
Grupo Financiero Banorte SAB de CV †	11,800	65,020
ING Groep NV †	102,882	960,365
JPMorgan Chase & Company #	12,542	1,593,712
KB Financial Group Incorporated	3,235	128,485
National Commercial Bank	5,767	66,638
PKO Bank Polski SA †	8,327	64,279
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Banks (continued)
PT Bank Rakyat Indonesia Tbk	472,800	$ 140,565
RHB Bank Bhd	48,300	65,441
Sberbank PJSC ADR	5,045	73,253
Standard Bank Group Limited	12,342	106,732
		4,454,568
Capital markets: 0.95%
Ares Capital Corporation #	68,992	1,165,275
Artisan Partners Asset Management Incorporated Class A #	19,595	986,412
B3 Brasil Bolsa Balcao SA	9,900	118,530
BlackRock Incorporated	1,975	1,425,042
CITIC Securities Company Limited H Shares	58,000	130,777
Hong Kong Exchanges & Clearing Limited	2,500	137,053
Intermediate Capital Group	39,877	941,219
Morgan Stanley #	17,292	1,185,021
Moscow Exchange PSJC	28,900	62,327
		6,151,656
Consumer finance: 0.02%
Manappuram Finance Limited	71,621	162,224
Diversified financial services: 0.29%
LIC Housing Finance Limited	20,493	101,319
ORIX Corporation	50,200	772,282
Plus500 Limited	46,378	919,618
Tisco Financial Group PCL	23,600	69,713
		1,862,932
Insurance: 0.26%
NN Group NV	28,519	1,237,874
Ping An Insurance Group Company H Shares	26,700	327,187
Samsung Fire & Marine Insurance	541	93,456
Sanlam Limited	16,752	66,974
		1,725,491
Mortgage REITs: 0.33%
AGNC Investment Corporation #	76,833	1,198,890
New Residential Investment Corporation #	92,935	923,774
		2,122,664
Health care: 5.14%
Biotechnology: 1.62%
AbbVie Incorporated #	49,391	5,292,246
Alexion Pharmaceuticals Incorporated †	10,000	1,562,400
Amgen Incorporated #	10,000	2,299,200
Neurocrine Biosciences Incorporated †	6,200	594,270
Vertex Pharmaceuticals Incorporated †	2,800	661,752
Zhejiang NHU Company Limited	18,900	97,335
		10,507,203
Health care equipment & supplies: 0.68%
Abbott Laboratories	11,000	1,204,093
See accompanying notes to portfolio of investments

4  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Becton Dickinson & Company	4,000	$ 1,000,880
Danaher Corporation	10,000	2,221,400
		4,426,373
Health care providers & services: 0.70%
Anthem Incorporated	2,500	802,725
CVS Health Corporation #	18,547	1,266,760
McKesson Corporation	7,000	1,217,440
Sinopharm Group Company Limited H Shares	45,600	110,935
UnitedHealth Group Incorporated #	3,177	1,114,110
		4,511,970
Life sciences tools & services: 0.56%
Bio-Rad Laboratories Incorporated Class A †	1,000	582,940
IQVIA Holdings Incorporated †	4,000	716,680
Thermo Fisher Scientific Incorporated	5,000	2,328,900
		3,628,520
Pharmaceuticals: 1.58%
Bausch Health Companies Incorporated †	37,000	769,600
Bristol-Myers Squibb Company #	66,973	4,154,335
Horizon Therapeutics plc †	16,000	1,170,400
Merck KGaA ADR	27,000	927,990
Novartis AG	10,635	1,001,369
Pfizer Incorporated	32,405	1,192,828
Roche Holding AG	2,984	1,039,323
		10,255,845
Industrials: 2.96%
Aerospace & defense: 0.34%
Curtiss-Wright Corporation	3,000	349,050
Huntington Ingalls Industries Incorporated	1,000	170,480
L3Harris Technologies Incorporated	9,000	1,701,180
		2,220,710
Air freight & logistics: 0.13%
United Parcel Service Incorporated Class B	5,190	873,996
Construction & engineering: 0.12%
Cury Construtora e Incorporadora SA †	34,309	68,891
Obayashi Corporation	79,522	686,638
		755,529
Electrical equipment: 0.55%
AMETEK Incorporated	15,000	1,814,100
Nari Technology Company Limited	36,500	148,293
Schneider Electric SE	10,468	1,512,848
Xinjiang Goldwind Science & Technology Company Limited	45,400	91,240
		3,566,481
Industrial conglomerates: 0.47%
Honeywell International Incorporated #	7,735	1,645,235
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  5

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Industrial conglomerates (continued)
Roper Technologies Incorporated	1,000	$ 431,090
Siemens AG	6,230	897,409
The Bidvest Group Limited	9,129	97,546
		3,071,280
Machinery: 0.74%
Cummins Incorporated #	5,414	1,229,519
IDEX Corporation	5,500	1,095,600
John Bean Technologies Corporation	11,000	1,252,570
SKF AB Class B	44,169	1,149,245
Weichai Power Company Limited H Shares	49,000	98,348
		4,825,282
Road & rail: 0.43%
TFI International Incorporated	24,056	1,238,424
Union Pacific Corporation #	7,436	1,548,324
		2,786,748
Trading companies & distributors: 0.16%
BOC Aviation Limited 144A	11,900	102,845
Ferguson plc	7,462	906,549
		1,009,394
Transportation infrastructure: 0.02%
China Merchants Port Holdings Company Limited	54,000	66,103
International Container Term Services Incorporated	22,850	58,770
		124,873
Information technology: 7.61%
Electronic equipment, instruments & components: 0.76%
Amphenol Corporation Class A	24,000	3,138,480
Delta Electronics Incorporated	10,000	93,601
FLIR Systems Incorporated	7,000	306,810
Hon Hai Precision Industry Company Limited	42,600	139,483
Keysight Technologies Incorporated †#	9,023	1,191,848
Unimicron Technology Corporation	24,000	74,653
		4,944,875
IT services: 1.04%
Akamai Technologies Incorporated †	24,000	2,519,760
Infosys Limited ADR	11,226	190,281
Leidos Holdings Incorporated #	34,462	3,622,645
MasterCard Incorporated Class A	700	249,858
Tech Mahindra Limited	10,243	136,428
		6,718,972
Semiconductors & semiconductor equipment: 3.03%
Advanced Micro Devices Incorporated †	21,000	1,925,910
Analog Devices Incorporated	1,400	206,822
ASM Pacific Technology	6,800	89,732
Broadcom Incorporated	10,000	4,378,500
KLA Corporation #	5,606	1,451,449
Mediatek Incorporated	4,200	111,659
See accompanying notes to portfolio of investments

6  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Microchip Technology Incorporated	16,500	$ 2,278,815
Micron Technology Incorporated †	12,000	902,160
Novatek Microelectronics Corporation Limited	5,600	73,543
NVIDIA Corporation #	300	156,660
QUALCOMM Incorporated #	12,575	1,915,676
Realtek Semiconductor Corporation	5,000	69,489
SK Hynix Incorporated	1,727	188,638
Taiwan Semiconductor Manufacturing Company Limited	52,800	995,943
Taiwan Semiconductor Manufacturing Company Limited ADR #	17,625	1,921,830
Texas Instruments Incorporated #	13,801	2,265,158
Xilinx Incorporated	5,000	708,850
		19,640,834
Software: 1.37%
Adobe Incorporated †	3,500	1,750,420
ANSYS Incorporated †	2,000	727,600
Microsoft Corporation #	21,716	4,830,073
Synopsys Incorporated †	6,000	1,555,440
		8,863,533
Technology hardware, storage & peripherals: 1.41%
Advantech Company Limited	10,000	124,564
Apple Incorporated #	31,101	4,126,792
Lenovo Group Limited	1,284,000	1,212,376
Logitech International SA	10,139	984,446
Quanta Computer Incorporated	34,000	97,893
Samsung Electronics Company Limited	10,098	754,073
Samsung Electronics Company Limited GDR 144A	922	1,682,650
Western Digital Corporation	3,500	193,865
		9,176,659
Materials: 1.56%
Chemicals: 0.54%
Eastman Chemical Company	2,000	200,560
Huntsman Corporation	7,000	175,980
Lomon Billions Group Company Limited	13,900	65,400
LyondellBasell Industries NV Class A #	9,616	881,403
The Sherwin-Williams Company	1,500	1,102,365
Tronox Holdings plc Class A	6,900	100,878
Valvoline Incorporated #	37,661	871,476
Wanhua Chemical Group Company Limited Class A	5,200	72,389
		3,470,451
Construction materials: 0.13%
China Resources Cement Holdings Limited	772,000	862,375
Containers & packaging: 0.29%
AptarGroup Incorporated	5,300	725,517
Berry Global Group Incorporated †	20,000	1,123,800
		1,849,317
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Metals & mining: 0.59%
Fortescue Metals Group Limited	92,022	$ 1,662,226
Gold Fields Limited ADR	6,748	62,554
MMC Norilsk Nickel PJSC	310	99,581
Polymetal International plc	2,699	62,173
POSCO	891	222,643
Rio Tinto plc	19,390	1,450,416
Southern Copper Corporation	1,522	99,113
Vale SA	10,100	169,996
		3,828,702
Paper & forest products: 0.01%
Nine Dragons Paper Holdings Limited	58,000	82,297
Real estate: 0.29%
Equity REITs: 0.11%
Crown Castle International Corporation	3,500	557,165
Embassy Office Parks REIT	30,000	141,330
		698,495
Real estate management & development: 0.18%
China Resources Land Limited	37,350	154,171
Logan Property Holdings Company Limited	549,442	900,091
Shimao Property Holding Limited	27,000	86,024
WHA Corporation PCL	616,000	62,505
		1,202,791
Utilities: 0.58%
Gas utilities: 0.25%
Atmos Energy Corporation	1,500	143,145
ENN Energy Holdings Limited	10,300	151,196
Kunlun Energy Company Limited	136,000	117,537
Mahanagar Gas Limited	10,127	147,080
National Fuel Gas Company #	26,462	1,088,382
		1,647,340
Independent power & renewable electricity producers: 0.33%
China Longyuan Power Group Corporation H Shares	85,000	85,192
Vistra Energy Corporation	105,000	2,064,300
		2,149,492
Total Common stocks (Cost $134,340,269)		168,854,322

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 48.71%
Consumer discretionary: 4.10%
Auto components: 2.11%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	4,003,500
Speedway Motors Incorporated 144A	4.88	11-1-2027	3,000,000	2,970,000
Tenneco Incorporated	5.00	7-15-2026	7,250,000	6,670,000
				13,643,500
See accompanying notes to portfolio of investments

8  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 1.99%
Installed Building Company 144A	5.75%	2-1-2028	$12,140,000	$ 12,929,100
Consumer staples: 2.24%
Food products: 2.24%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	9,000,000	9,382,500
Post Holdings Incorporated 144A	5.00	8-15-2026	5,000,000	5,162,500
				14,545,000
Energy: 1.73%
Oil, gas & consumable fuels: 1.73%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	9,500,000	11,234,362
Financials: 1.70%
Banks: 1.33%
Citigroup Incorporated (U.S. SOFR+3.23%) ʊ±	4.70	1-30-2025	1,000,000	1,027,590
Citizens Financial Group (5 Year Treasury Constant Maturity+5.31%) ʊ±	5.65	10-6-2025	2,000,000	2,245,400
Fifth Third Bancorp (5 Year Treasury Constant Maturity+4.22%) ʊ±	4.50	9-30-2025	2,000,000	2,127,000
JPMorgan Chase & Company (U.S. SOFR+3.13%) ʊ±	4.60	2-1-2025	1,000,000	1,032,500
Truist Financial Corporation (5 Year Treasury Constant Maturity+4.61%) ʊ±	4.95	9-1-2025	2,000,000	2,200,020
				8,632,510
Consumer finance: 0.18%
Discover Financial Services (5 Year Treasury Constant Maturity+5.78%) ʊ±	6.13	6-23-2025	1,000,000	1,127,500
Diversified financial services: 0.19%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2030	2,000,000	1,241,451
Health care: 11.17%
Health care equipment & supplies: 0.97%
Teleflex Incorporated	4.63	11-15-2027	1,984,000	2,132,225
Teleflex Incorporated	4.88	6-1-2026	4,000,000	4,165,160
				6,297,385
Health care providers & services: 6.78%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	4,500,000	4,601,250
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,350,000	1,414,220
Centene Corporation	3.38	2-15-2030	3,000,000	3,156,270
Centene Corporation	4.63	12-15-2029	7,000,000	7,771,470
DaVita Incorporated 144A	4.63	6-1-2030	5,000,000	5,300,000
Encompass Health Corporation	4.63	4-1-2031	3,000,000	3,210,000
HCA Incorporated	5.38	2-1-2025	9,500,000	10,683,035
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,002,920
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	5,700,000	5,842,500
				43,981,665
Health care technology: 0.81%
IQVIA Incorporated	5.00	10-15-2026	5,000,000	5,237,500
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services: 1.30%
Charles River Laboratories Incorporated 144A	4.25%	5-1-2028	$3,000,000	$ 3,142,500
Charles River Laboratories Incorporated	5.50	4-1-2026	5,075,000	5,315,555
				8,458,055
Pharmaceuticals: 1.31%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	8,466,000
Industrials: 7.47%
Aerospace & defense: 1.51%
Moog Incorporated 144A	4.25	12-15-2027	700,000	726,250
TransDigm Group Incorporated	6.38	6-15-2026	8,800,000	9,108,000
				9,834,250
Commercial services & supplies: 2.85%
ACCO Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,137,500
Clean Harbors Incorporated 144A	5.13	7-15-2029	2,000,000	2,185,000
Northern Light Health	5.02	7-1-2036	1,000,000	1,104,281
South Nassau Communities Hospital Incorporated	4.65	8-1-2048	2,000,000	2,266,506
Stericycle Incorporated 144A	5.38	7-15-2024	5,000,000	5,211,000
Stericycle Incorporated 144A	3.88	1-15-2029	2,500,000	2,568,750
				18,473,037
Construction & engineering: 0.34%
Aecom Company	5.13	3-15-2027	2,000,000	2,225,660
Electrical equipment: 0.49%
Resideo Funding Incorporated 144A	6.13	11-1-2026	3,000,000	3,157,500
Machinery: 0.86%
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,567,760
Trading companies & distributors: 1.42%
WESCO Distribution Incorporated	5.38	6-15-2024	8,974,000	9,198,350
Information technology: 5.00%
Communications equipment: 0.99%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	6,435,000
Electronic equipment, instruments & components: 3.50%
MTS Systems Corporation 144A	5.75	8-15-2027	5,340,000	5,794,968
TTM Technologies Incorporated 144A	5.63	10-1-2025	16,495,000	16,886,756
				22,681,724
Technology hardware, storage & peripherals: 0.51%
Western Digital Corporation	4.75	2-15-2026	3,000,000	3,315,000
Materials: 11.36%
Chemicals: 7.69%
Koppers Incorporated 144A	6.00	2-15-2025	13,150,000	13,544,500
Olin Corporation	5.13	9-15-2027	5,000,000	5,230,700
Olin Corporation	5.50	8-15-2022	5,500,000	5,747,500
Scotts Miracle-Gro Company	5.25	12-15-2026	4,000,000	4,220,000
See accompanying notes to portfolio of investments

10  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Valvoline Incorporated	4.38%	8-15-2025	$10,000,000	$ 10,327,700
Valvoline Incorporated 144A	3.63	6-15-2031	10,500,000	10,799,303
				49,869,703
Containers & packaging: 3.32%
Ball Corporation	2.88	8-15-2030	9,500,000	9,476,250
Ball Corporation	4.00	11-15-2023	1,000,000	1,065,000
Ball Corporation	5.00	3-15-2022	2,500,000	2,615,625
Berry Global Incorporated «	5.13	7-15-2023	676,000	684,450
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,940,625
Sealed Air Corporation 144A	5.50	9-15-2025	2,500,000	2,796,875
				21,578,825
Metals & mining: 0.35%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,262,875
Real estate: 3.68%
Equity REITs: 3.68%
Iron Mountain Incorporated 144A	4.88	9-15-2027	12,000,000	12,540,000
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029	4,175,000	4,389,503
SBA Communications Corporation	3.88	2-15-2027	6,650,000	6,942,933
				23,872,436
Utilities: 0.26%
Electric utilities: 0.26%
NRG Energy Incorporated 144A	5.25	6-15-2029	1,550,000	1,705,000
Total Corporate bonds and notes (Cost $304,945,217)				315,971,148

	Shares
Exchange-traded funds: 1.62%
Industrial Select Sector SPDR ETF «	118,835	10,522,839
Total Exchange-traded funds (Cost $9,271,744)		10,522,839

			Principal
Foreign corporate bonds and notes: 2.32%
Financials: 2.32%
Banks: 2.32%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,000,000	3,924,429
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.53%) ʊ±	4.38	1-14-2026	EUR	3,000,000	3,666,783
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.22%) ʊ±	6.38	9-19-2023	EUR	3,000,000	3,926,078
Cooperatieve Rabobank UA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.70%) ±	6.63	12-29-2049	EUR	2,800,000	3,508,872
Total Foreign corporate bonds and notes (Cost $13,241,889)					15,026,162
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 2.83%
California: 0.44%
Health revenue: 0.10%
California Municipal Finance Authority Series 2019B 144A	4.25%	11-1-2023	$610,000	$ 608,920
Education revenue: 0.34%
California School Finance Authority Charter School 144A	5.00	6-15-2031	1,350,000	1,303,101
California School Finance Authority Charter School 144A	4.25	7-1-2025	935,000	923,743
				2,226,844
Colorado: 0.07%
Health revenue: 0.07%
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	477,432
Florida: 0.23%
Education revenue: 0.23%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	495,000	501,633
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,014,130
				1,515,763
Georgia: 0.08%
Health revenue: 0.08%
Cobb County Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	500,000	493,155
Guam: 0.10%
Airport revenue: 0.10%
Guam Port Authority Series C	3.78	7-1-2021	635,000	639,801
Illinois: 0.50%
Miscellaneous revenue: 0.50%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,330,752
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,825,000	1,891,083
				3,221,835
Indiana: 0.08%
Health revenue: 0.08%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	500,328
Iowa: 0.19%
GO revenue: 0.19%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,202,688
See accompanying notes to portfolio of investments

12  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.14%
Health revenue: 0.14%
Louisiana Local Government Environmental Facilities and Community Development Authority	5.75%	1-1-2029	$935,000	$ 927,726
New Jersey: 0.33%
Education revenue: 0.15%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	1,007,920
Utilities revenue: 0.18%
Newark NJ Redevelopment Area Public Service Electric & Gas Project 144A	4.49	12-1-2047	1,000,000	1,146,680
New York: 0.21%
Health revenue: 0.04%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	275,000	289,696
Utilities revenue: 0.09%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	500,000	553,935
Education revenue: 0.08%
Yonkers Economic Development Corporation Series 2019B	4.50	10-15-2024	545,000	537,544
Oklahoma: 0.09%
Health revenue: 0.09%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	580,615
Tennessee: 0.15%
Tax revenue: 0.15%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	1,000,000	1,001,130
Wisconsin: 0.22%
Education revenue: 0.22%
PFA Burrell College of Osteopathic Medicine Project 144A	5.13	6-1-2028	1,360,000	1,404,866
Total Municipal obligations (Cost $17,695,574)				18,336,878
Non-agency mortgage-backed securities: 1.30%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	1,000,000	1,039,332
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	374,619	384,080
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	450,000	455,208
Capital Automotive Real Estate Services Series 1A Class A6 144A	3.81	2-15-2050	499,792	522,501
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,721,658
CLI Funding LLC Series 2019-1A Class A 144A	3.71	5-18-2044	841,918	858,569
CLI Funding LLC Series 2019-1A Class B 144A	4.64	5-18-2044	461,377	467,084
Conn Funding II LP Series A Class A 144A	3.40	10-16-2023	177,917	178,738
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98%	10-20-2049	$792,000	$ 830,412
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	332,447	342,453
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	182,103	194,000
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	418,653	426,458
Total Non-agency mortgage-backed securities (Cost $8,081,489)				8,420,493

	Dividend Yield	Shares
Preferred stocks: 0.12%
Energy: 0.01%
Oil, gas & consumable fuels: 0.01%
Petroleo Brasil SP ADR †	0.00	7,680	84,941
Financials: 0.05%
Banks: 0.03%
Banco Bradesco SA	0.70	14,654	77,074
Itaúsa Investimentos Itaú SA	5.74	38,000	86,234
			163,308
Diversified financial services: 0.02%
Banco BTG Pactual SA	1.25	7,601	137,379
			300,687
Information technology: 0.04%
Technology hardware, storage & peripherals: 0.04%
Samsung Electronics Company Limited	1.79	4,016	272,433
Materials: 0.02%
Chemicals: 0.02%
LG CHEM Limited	2.61	363	127,789
Total Preferred stocks (Cost $530,442)			785,850

	Interest rate		Principal
Yankee corporate bonds and notes: 11.43%
Financials: 7.04%
Banks: 3.96%
Barclays plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.84%) ʊ±	7.75	9-15-2023	$2,160,000	2,322,000
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.90%) 144A±	7.88	12-29-2049	1,750,000	1,986,250
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+6.19%) 144A±	8.13	12-29-2049	1,750,000	2,126,250
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%) ʊ±	7.00	6-26-2025	2,300,000	2,553,000
See accompanying notes to portfolio of investments

14  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year+4.37%) ±	6.38%	12-29-2049	$2,000,000	$ 2,185,800
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year+4.20%) ʊ±	6.75	4-16-2024	3,800,000	4,142,000
Lloyds Banking Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.76%) ±	7.50	4-30-2049	3,665,000	4,133,314
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%) ʊ±	5.13	5-13-2025	2,000,000	2,084,500
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%) 144A±	8.00	12-29-2049	3,535,000	4,149,206
				25,682,320
Capital markets: 1.16%
Credit Suisse Group AG (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.60%) 144A±	7.50	12-29-2049	2,395,000	2,662,641
Credit Suisse Group AG (5 Year Treasury Constant Maturity+4.89%) 144Aʊ±	5.25	2-11-2027	1,000,000	1,057,500
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year+4.87%) ±	7.00	12-29-2049	3,330,000	3,783,713
				7,503,854
Diversified financial services: 1.92%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	12,450,000
Health care: 1.22%
Pharmaceuticals: 1.22%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	7,550,000	7,908,625
Industrials: 0.65%
Electrical equipment: 0.65%
Sensata Technologies BV	5.63	11-1-2024	3,750,000	4,190,775
Information technology: 0.77%
Technology hardware, storage & peripherals: 0.77%
Seagate HDD 144A	3.13	7-15-2029	1,000,000	1,000,110
Seagate HDD 144A	4.09	6-1-2029	1,908,000	2,044,269
Seagate HDD	4.88	6-1-2027	1,761,000	1,981,477
				5,025,856
Materials: 1.75%
Chemicals: 1.75%
Methanex Corporation	5.13	10-15-2027	6,475,000	7,037,548
Methanex Corporation	5.25	12-15-2029	4,000,000	4,334,880
				11,372,428
Total Yankee corporate bonds and notes (Cost $69,021,253)				74,133,858

See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.66%
Investment companies: 3.66%
Securities Lending Cash Investments LLC ♠∩∞		0.16%	2,129,850	$ 2,129,850
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	21,593,350	21,593,350
Total Short-term investments (Cost $23,723,200)				23,723,200
Total investments in securities (Cost $590,237,864)	99.50%			645,358,337
Other assets and liabilities, net	0.50			3,231,300
Total net assets	100.00%			$648,589,637

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
ADR	American depositary receipt
EUR	Euro
EURIBOR	Euro Interbank
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$26,934,435	$(24,804,585)	$0	$0	$2,129,850		2,129,850	$356#
Wells Fargo Government Money Market Fund Select Class	24,438,752	88,589,522	(91,434,924)	0	0	21,593,350		21,593,350	2,270
				$0	$0	$23,723,200	3.66%		$2,626

See accompanying notes to portfolio of investments

16  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—December 31, 2020 (unaudited)
#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
IBEX 35 Index	286	1-15-2021	$28,217,737	$28,198,374	$0	$(19,363)
Japanese Yen Futures	270	3-15-2021	32,424,581	32,700,375	275,794	0
E-Mini NASDAQ 100 Index	53	3-19-2021	13,145,581	13,658,630	513,049	0
E-Mini Russell 2000 Index	222	3-19-2021	21,311,706	21,920,280	608,574	0
MSCI Emerging Markets Index	109	3-19-2021	6,829,140	7,020,690	191,550	0
10-Year U.S. Treasury Notes	379	3-22-2021	52,201,276	52,331,609	130,333	0
Short
E-Mini S&P 500 Index	(75)	3-19-2021	(13,808,117)	(14,058,000)	0	(249,883)
Mini-DAX Futures Index	(331)	3-19-2021	(26,962,666)	(27,792,087)	0	(829,421)
					$1,719,300	$(1,098,667)
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
12,133,984 USD	10,000,000 EUR	Citibank	3-31-2021	$0	$(106,917)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley	(359)	$(11,129,000)	$310.00	1-15-2021	$(81,314)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(262)	(1,362,400)	52.00	1-8-2021	(11,397)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(5,625)	(30,937,500)	55.00	1-8-2021	(1,031)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(636)	(3,307,200)	52.00	1-15-2021	(41,022)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(5,450)	(29,430,000)	54.00	1-22-2021	(100,825)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(3,423)	(19,168,800)	56.00	1-29-2021	(25,673)
NASDAQ 100 Stock Index	Morgan Stanley	(11)	(15,372,500)	13,975.00	1-15-2021	(4,070)
NASDAQ 100 Stock Index	Morgan Stanley	(2)	(2,785,000)	13,925.00	1-22-2021	(2,030)
Russell 2000 Index	Morgan Stanley	(3)	(621,000)	2,070.00	1-22-2021	(4,335)
S&P 500 Index	Morgan Stanley	(31)	(11,563,000)	3,730.00	1-8-2021	(162,440)
S&P 500 Index	Morgan Stanley	(7)	(2,639,000)	3,770.00	1-15-2021	(29,505)
S&P 500 Index	Morgan Stanley	(30)	(11,295,000)	3,765.00	1-22-2021	(167,550)
S&P 500 Index	Morgan Stanley	(24)	(9,600,000)	4,000.00	1-29-2021	(9,240)
S&P 500 Index	Morgan Stanley	(42)	(15,939,000)	3,795.00	1-29-2021	(211,680)
SPDR Euro STOXX 50 ETF	Morgan Stanley	(919)	(4,043,600)	44.00	1-15-2021	(1,626)
						$(853,738)
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  17

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2020, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

18  |  Wells Fargo Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a

Wells Fargo Diversified Income Builder Fund  |  19

Notes to portfolio of investments—December 31, 2020 (unaudited)

closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—December 31, 2020 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$9,583,587	$0	$9,583,587
Common stocks
Communication services	5,985,865	3,009,573	0	8,995,438
Consumer discretionary	11,414,089	3,683,864	0	15,097,953
Consumer staples	5,660,104	1,030,212	0	6,690,316
Energy	3,890,743	0	0	3,890,743
Financials	15,006,610	1,472,925	0	16,479,535
Health care	31,289,219	2,040,692	0	33,329,911
Industrials	16,373,340	2,860,953	0	19,234,293
Information technology	47,417,716	1,927,157	0	49,344,873
Materials	9,600,922	492,220	0	10,093,142
Real estate	1,901,286	0	0	1,901,286
Utilities	3,796,832	0	0	3,796,832
Corporate bonds and notes	0	315,971,148	0	315,971,148
Exchange-traded funds	10,522,839	0	0	10,522,839
Foreign corporate bonds and notes	0	15,026,162	0	15,026,162
Municipal obligations	0	18,336,878	0	18,336,878
Non-agency mortgage-backed securities	0	8,420,493	0	8,420,493
Preferred stocks
Energy	84,941	0	0	84,941
Financials	0	300,687	0	300,687
Information technology	0	272,433	0	272,433
Materials	0	127,789	0	127,789
Yankee corporate bonds and notes	0	74,133,858	0	74,133,858
Short-term investments
Investment companies	23,723,200	0	0	23,723,200
	186,667,706	458,690,631	0	645,358,337
Futures contracts	1,588,967	0	0	1,588,967
Total assets	$188,256,673	$458,690,631	$0	$646,947,304
Liabilities
Forward foreign currency contract	$0	$106,917	$0	$106,917
Futures contracts	968,334	0	0	968,334
Written options	0	853,738	0	853,738
Total liabilities	$968,334	$960,655	$0	$1,928,989
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

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